Intangible Assets, Net	12 Months Ended
Dec. 31, 2019
Intangible Assets, Net
Intangible Assets, Net

8.Intangible Assets, Net

Intangible assets consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB	US$
At cost:
Purchased software	3,243	4,210	605
	3,243	4,210	605
Less: accumulated amortization	(1,109)	(2,650)	(381)
Intangible assets, net	2,134	1,560	224

For the years ended December 31, 2017, 2018 and 2019, the Company recorded amortization expenses of RMB27,  RMB1,065 and RMB 1,541 (US$221), respectively.

The intangible assets are amortized using the straight-line method, which is the Company’s best estimate of how these assets will be economically consumed over their respective estimated useful lives of 3 years.

The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:

	RMB	US$
For the years ending December 31,
2020	1,079	155
2021	404	58
2022	77	11
2023 and thereafter	—	—
	1,560	224